INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Long-Lived Assets by Geographic Area) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 876,683	$ 839,171
Israel [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	238,758	215,006
United States [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	264,038	234,902
Japan [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 373,887	$ 389,263